Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Income (Loss) Before Provision for Income Taxes	$ (491)	$ 7,277	$ 11,651	$ 17,999	$ 15,825	$ (25,159)	$ 22,786
U.S. [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Income (Loss) Before Provision for Income Taxes			11,432			(25,387)	19,901
Foreign [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Income (Loss) Before Provision for Income Taxes			$ 219			$ 228	$ 2,885